Reclamation and Rehabilitation	12 Months Ended
Dec. 31, 2012
Reclamation and Rehabilitation
9.           RECLAMATION AND REHABILITATION

	December 31, 2012 A$000s	December 31, 2011 A$000s

Balance January 1	969	926
Increase (Decrease) as a result of rehabilitation requirement on exploration undertaken during year	159	169
Decrease as a result of rehabilitation performed during the year	(35)	(126)
Closing balance December 31	1,093	969

The Company’s exploration activities are subject to various federal and state laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the environment and believes its operations are in compliance with applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future rehabilitation costs are based principally on legal and regulatory requirements.